Income Tax	9 Months Ended
Sep. 30, 2025
Disclosure Of Income Taxes [Line Items]
Income Tax

12. Income tax

Income tax expense is recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full financial year. The estimated average income tax rate used for the nine months ended September 30, 2025 is 13.9%, compared to 17.7% for the nine months ended September 30, 2024. The effective income tax rate decrease is explained by an increase in the results of subsidiaries located in countries where the income tax rate is lower and a decrease in the results of subsidiaries located in countries where the income tax rate is higher.

The income tax charge recognized in profit and loss is the following:

	Nine months ended		Three months ended
Current income tax	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Current income tax on profits for the period	(20,990)	(19,997)	(9,006)	(4,673)
Total current income tax expense	(20,990)	(19,997)	(9,006)	(4,673)

Deferred income tax	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
(Decrease)/increase in deferred income tax assets	62	1,060	(532)	1,364
(Increase)/decrease in deferred income tax liabilities	(1,910)	(523)	150	1,023
Total deferred income tax (expense)/benefit	(1,848)	537	(382)	2,387
Income tax expense	(22,838)	(19,460)	(9,388)	(2,286)